NON-CONTROLLING INTEREST (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Original paid-in capital	$ 384,211	$ 384,211
Retained Earnings	727,339	754,894
Accumulated other comprehensive income	344,485	300,801
Non-controlling interest	$ 1,456,035	$ 1,439,906